Managed Container Fleet - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Deferred revenue from acquisition fees	$ 1,121	$ 1,049
Managed Containers
Property, Plant and Equipment [Line Items]
Containers, leaseback financial liability	$ 11,457	$ 4,762